Pension and other post-retirement benefits - Contributions (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 241	SFr 263	SFr 299
Switzerland
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	81	100	143
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	211	235	240
Contributions made by the Entity to the group defined benefit plan	215	248	249
Bank | Switzerland
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	SFr 69	SFr 89	SFr 96